UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07377

Morgan Stanley Multi Cap Growth Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	November 30,

Date of reporting period:	February 29, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Multi Cap Growth Trust

Portfolio of Investments • February 29, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (89.3)%
	Aerospace & Defense (1.2)%
112,217	BWX Technologies, Inc.	$3,579,722

	Automobiles (3.5)%
56,928	Tesla Motors, Inc. (a)(b)	10,926,191

	Beverages (2.9)%
72,513	Monster Beverage Corp. (a)	9,100,382

	Biotechnology (1.0)%
18,280	Alnylam Pharmaceuticals, Inc. (a)	1,070,660
44,017	Intrexon Corp. (a)(b)	1,362,326
21,030	Juno Therapeutics, Inc. (a)(b)	739,625
		3,172,611
	Consumer Finance (0.9)%
316,843	LendingClub Corp. (a)	2,766,039

	Electrical Equipment (0.2)%
34,377	SolarCity Corp. (a)(b)	633,568

	Food Products (3.1)%
129,993	Mead Johnson Nutrition Co.	9,588,284

	Health Care Equipment & Supplies (4.5)%
24,788	Intuitive Surgical, Inc. (a)	13,957,131

	Health Care Technology (3.9)%
92,587	athenahealth, Inc. (a)	11,950,204

	Information Technology Services (7.7)%
162,453	Mastercard, Inc., Class A	14,120,415
135,677	Visa, Inc., Class A	9,821,658
		23,942,073
	Internet & Catalog Retail (15.7)%
48,809	Amazon.com, Inc. (a)	26,967,949
117,692	JD.com, Inc. ADR (China) (a)	3,025,861
83,896	Netflix, Inc. (a)	7,836,725
8,355	Priceline Group, Inc. (The) (a)	10,570,830
		48,401,365
	Internet Software & Services (21.5)%
49,044	Alibaba Group Holding Ltd. ADR (China) (a)	3,374,718
21,501	Alphabet, Inc., Class C (a)	15,002,753
277,057	Facebook, Inc., Class A (a)	29,622,935
63,660	LinkedIn Corp., Class A (a)	7,460,315
173,300	Tencent Holdings Ltd. (China) (c)	3,155,715
426,570	Twitter, Inc. (a)	7,729,448
		66,345,884
	Life Sciences Tools & Services (4.3)%
88,980	Illumina, Inc. (a)	13,368,355

	Machinery (1.1)%
212,128	Manitowoc Co., Inc. (The)	3,362,229

	Pharmaceuticals (3.0)%
228,838	Zoetis, Inc.	9,396,088

	Software (7.8)%
37,360	Mobileye N.V. (a)(b)	1,212,706
145,032	Salesforce.com, Inc. (a)	9,825,918
163,042	Splunk, Inc. (a)	7,108,631
101,187	Workday, Inc., Class A (a)	6,116,754
		24,264,009
	Tech Hardware, Storage & Peripherals (7.0)%
223,009	Apple, Inc.	21,562,740

	Total Common Stocks (Cost $196,936,645)	276,316,875

	Preferred Stocks (5.0)%
	Electronic Equipment, Instruments & Components (0.6)%
82,075	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost — $1,890,434; acquired 12/22/15)	1,879,518

	Hotels, Restaurants & Leisure (0.8)%
143,970	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,083,131; acquired 01/24/14)	2,424,455

	Internet & Catalog Retail (2.4)%
58,155	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $2,367,666; acquired 04/16/14)	3,727,154
77,181	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost — $3,764,289; acquired 12/3/15)	3,764,117
		7,491,271
	Life Sciences Tools & Services (0.9)%
901,243	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,947,065; acquired 12/19/14)	2,902,002

	Software (0.3)%
197,427	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $2,255,228; acquired 06/17/14)	910,138
	Total Preferred Stocks (Cost $15,307,813)	15,607,384

NOTIONAL AMOUNT (000)
	Call Option Purchased (0.2)%
	Foreign Currency Option
50,059	USD/CNY June 2016 @ CNY 6.70, Royal Bank of Scotland (Cost $194,886)	643,965

NUMBER OF SHARES (000)
	Short-Term Investments (10.7)%
	Securities held as Collateral on Loaned Securities (4.9)%
	Investment Company (3.7)%
11,412	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	11,412,483

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (1.2)%
$1,669	Barclays Capital, Inc. (0.30%, dated 02/29/16, due 03/01/16; proceeds $1,668,737; fully collateralized by various U.S. Government obligations; 1.88% - 3.75% due 10/31/17 - 11/15/43; valued at $1,702,099)	1,668,723
970	Barclays Capital, Inc. (0.35%, dated 02/29/16, due 03/01/16; proceeds $970,197; fully collateralized by various U.S. Government obligations; 1.88% - 3.75% due 10/31/17 - 11/15/43; valued at $989,593)	970,187
1,048	Merrill Lynch & Co., Inc. (0.32%, dated 02/29/16, due 03/01/16; proceeds $1,047,812; fully collateralized by a U.S. Government agency security; 4.00% due 02/01/46; valued at $1,068,759)	1,047,803
		3,686,713
	Total Securities held as Collateral on Loaned Securities (Cost $15,099,196)	15,099,196

NUMBER OF SHARES (000)
	Investment Company (5.8)%
17,831	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $17,830,731)		17,830,731
	Total Short-Term Investments (Cost $32,929,927)		32,929,927

	Total Investments (Cost $245,369,271) (h)(i)	105.2%	325,498,151
	Liabilities in Excess of Other Assets	(5.2)	(16,233,858)
	Net Assets	100.0%	$309,264,293

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at February 29, 2016 were $14,889,360 and $15,256,659, respectively. The Fund received cash collateral of $15,206,254, of which $15,099,196 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments.  At February 29, 2016, there was uninvested cash collateral of $107,058, which is not reflected in the Portfolio of Investments.  The remaining collateral of $50,405 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)

At February 29, 2016, the Fund held fair valued securities valued at $15,607,384, representing 5.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2016 amounts to $15,607,384 and represents 5.0% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended February 29, 2016, advisory fees paid were reduced by $2,676 relating to the Fund’s investment in the Liquidity Funds.

(h)

The fair value and percentage of net assets, $3,155,715 and 1.0%, respectively, represents a security that has been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At February 29, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $104,700,282 and the aggregate gross unrealized depreciation is $24,571,402 resulting in net unrealized appreciation of $80,128,880.

Currency Abbreviations:

CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Morgan Stanley Multi Cap Growth Trust

Summary of Investments • February 29, 2016 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Internet Software & Services	$66,345,884		21.4%
Internet & Catalog Retail	55,892,636		18.0
Software	25,174,147		8.1
Information Technology Services	23,942,073		7.7
Tech Hardware, Storage & Peripherals	21,562,740		7.0
Investment Company	17,830,731		5.7
Life Sciences Tools & Services	16,270,357		5.2
Health Care Equipment & Supplies	13,957,131		4.5
Health Care Technology	11,950,204		3.9
Automobiles	10,926,191		3.5
Food Products	9,588,284		3.1
Pharmaceuticals	9,396,088		3.0
Beverages	9,100,382		2.9
Aerospace & Defense	3,579,722		1.2
Machinery	3,362,229		1.1
Biotechnology	3,172,611		1.0
Consumer Finance	2,766,039		0.9
Hotels, Restaurants & Leisure	2,424,455		0.8
Electronic Equipment, Instruments & Components	1,879,518		0.6
Other	643,965		0.2
Electrical Equipment	633,568		0.2
	$310,398,955	+	100.0%

+   Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Multi Cap Growth Trust

Notes to Portfolio of Investments • February 29, 2016 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (6) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$3,579,722	$—	$—	$3,579,722
Automobiles	10,926,191	—	—	10,926,191
Beverages	9,100,382	—	—	9,100,382
Biotechnology	3,172,611	—	—	3,172,611
Consumer Finance	2,766,039	—	—	2,766,039
Electrical Equipment	633,568	—	—	633,568
Food Products	9,588,284	—	—	9,588,284
Health Care Equipment & Supplies	13,957,131	—	—	13,957,131
Health Care Technology	11,950,204	—	—	11,950,204
Information Technology Services	23,942,073	—	—	23,942,073
Internet & Catalog Retail	48,401,365	—	—	48,401,365
Internet Software & Services	63,190,169	3,155,715	—	66,345,884
Life Sciences Tools & Services	13,368,355	—	—	13,368,355
Machinery	3,362,229	—	—	3,362,229
Pharmaceuticals	9,396,088	—	—	9,396,088
Software	24,264,009	—	—	24,264,009
Tech Hardware, Storage & Peripherals	21,562,740	—	—	21,562,740
Total Common Stocks	273,161,160	3,155,715	—	276,316,875
Preferred Stocks	—	—	15,607,384	15,607,384
Call Option Purchased	—	643,965	—	643,965
Short-Term Investments
Investment Companies	29,243,214	—	—	29,243,214
Repurchase Agreements	—	3,686,713	—	3,686,713
Total Short-Term Investments	29,243,214	3,686,713	—	32,929,927
Total Assets	$302,404,374	$7,486,393	$15,607,384	$325,498,151

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 29, 2016, the Fund did not have any investments transfer between investment levels.  At February 29, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks
Beginning Balance	$11,668,866
Purchases	5,654,723
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1,716,205)
Realized gains (losses)	—
Ending Balance	$15,607,384

Net change in unrealized appreciation (depreciation) from investments still held as of February 29, 2016	$(1,716,205)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 29, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

	Fair Value at February 29, 2016	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instruments & Components
Preferred Stock	$1,879,518	Market Transaction Method	Precedent Transaction	$23.03	$23.03	$23.03	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	27.0%	29.0%	28.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.0x	29.0x	16.9x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Hotel, Restaurants & Leisure
Preferred Stock	$2,424,455	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%	22.0%	21.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6x	7.1x	4.6x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Catalog Retail
Preferred Stocks	$3,727,154	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.0x	12.8x	12.8x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$3,764,117	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

Life Sciences Tools & Services
Preferred Stock	$2,902,002	Discounted Cash Flow	Weighted Average Cost of Capital	33.0%	35.0%	34.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x	4.1x	4.1x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stock	$910,138	Discounted Cash Flow	Weighted Average Cost of Capital	19.5%	21.5%	20.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.0x	38.9x	6.9x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi Cap Growth Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
April 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 18, 2016